UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 4/26/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      317,853
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYS INC COM                       COM            00724F101   11,814  334,000 SH       SOLE                334,000      0    0
AMAZON COM INC                          COM            H01301102    3,521   25,940 SH       SOLE                 25,940      0    0
ANHEUSER BUSCH INBEV SA/NV SPONSOREDADR SPONSORED ADR  03524A108    7,863  155,860 SH       SOLE                155,860      0    0
CELGENE CORP                            COM            151020104    7,416  119,695 SH       SOLE                119,695      0    0
COCA COLA CO COM                        COM            191216100   18,406  334,660 SH       SOLE                334,660      0    0
COSTCO WHOLESALE CORP NEW COM           COM            22160K105    6,945  116,315 SH       SOLE                116,315      0    0
DARDEN RESTAURANTS INC COM              COM            237194105    8,914  200,140 SH       SOLE                200,140      0    0
DIAGEO PLC SPONSORED ADR NEW            SPONSORED ADR  25243Q205   13,494  200,060 SH       SOLE                200,060      0    0
EBAY INC                                COM            278642103   25,819  957,415 SH       SOLE                957,415      0    0
GAP INC COM                             COM            364760108    8,633  373,580 SH       SOLE                373,580      0    0
GARTNER INC COM                         COM            366651107    6,635  298,355 SH       SOLE                298,355      0    0
GILEAD SCIENCES INC                     COM            375558103   21,120  464,375 SH       SOLE                464,375      0    0
GOOGLE INC                              COM            38259P508   13,223   23,321 SH       SOLE                 23,321      0    0
HASBRO INC                              COM            418056107   19,714  514,995 SH       SOLE                514,995      0    0
KELLOGG CO COM                          COM            487836108   19,440  363,845 SH       SOLE                363,845      0    0
MC CORMICK & CO INC                     COM            579780206    5,884  153,385 SH       SOLE                153,385      0    0
MC DONALDS CORP COM                     COM            580135101   22,821  342,045 SH       SOLE                342,045      0    0
NETFLIX COM INC                         COM            64110L106    4,962   67,285 SH       SOLE                 67,285      0    0
SCHWAB CHARLES CORP COM NEW             COM            808513105   10,035  536,930 SH       SOLE                536,930      0    0
SCRIPPS NETWORKS INTERACTIVE INC        COM            811065101   11,708  263,970 SH       SOLE                263,970      0    0
SHERWIN WILLIAMS CO                     COM            824348106   10,770  159,125 SH       SOLE                159,125      0    0
TIME WARNER INC                         COM            887317105   25,170  804,911 SH       SOLE                804,911      0    0
UNILEVER N V NEW YORK SHS NEW           SPONSORED ADR  904767704   11,715  388,425 SH       SOLE                388,425      0    0
WAL-MART STORES INC COM                 COM            931142103   21,831  392,650 SH       SOLE                392,650      0    0


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